Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRUCE FUND INC
Prospectus Date	rr_ProspectusDate	Oct. 29, 2012
BRUCE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Bruce Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.42%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s adviser (Bruce & Co., Inc.) seeks to achieve the Fund’s objective of long-term capital appreciation by investing primarily in domestic common stocks and bonds, including convertible bonds and “zero coupon” government bonds.

The Fund may invest, without restriction, in future interest and principal of U. S. government securities, commonly known as “zero coupon” bonds. The Fund’s strategy is to use long-dated issues as an attempt to seek capital appreciation. This strategy is primarily used in the absence of viable common stock opportunities.

Other debt securities, traded on exchanges or over-the-counter, may be acquired, sometimes at substantial discounts from the principal amount. Investments may be made in defaulted bonds, which might sell at a fraction of their par value. The Fund’s strategy for these bonds is to use primarily bonds which have significant yield to maturities, or to use convertible bonds which fluctuate with the underlying common stock. A majority of these bonds are lower-rated or “junk” bonds, which carry no credit ratings.

The Fund may invest in domestic common stocks of any capitalization, although the adviser will focus on smaller companies, as well as micro-cap securities. Both growth and value criteria are used to determine and select those stocks. Securities of unseasoned companies may also be acquired. Out-of-favor, turnaround and distressed situations are actively pursued.

The Fund may invest in foreign securities, either directly, or through the use of American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”). ADRs or GDRs in which the Fund invests will be denominated in U.S. dollars and listed on a U.S. exchange.

		At times, the adviser’s strategy may result in the Fund holding a large cash position for a transitional period of time. The cash position will generally be held in a money market mutual fund, but may also be invested in short-term government securities, certificates of deposit, commercial paper, or repurchase agreements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

Stock Market Volatility. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or the Fund’s benchmark index.

Issuer-Specific Changes. The value of the Fund may decrease in response to the activities and financial prospectus of an individual company in the Fund’s portfolio.

Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

Distressed Investment Risk. There can be no assurance that the adviser will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment in a distressed security. The prices of distressed securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. The secondary market for distressed securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of such securities.

Liquidity Risk. Securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The Fund, being able to invest in unseasoned companies, defaulted bonds and debt securities, traded over-the-counter or at substantial discounts, will be subject to liquidity issues and risk. The urgency to sell these securities might result in receiving a price substantially less than anticipated.

Interest Rate Risk. Market interest rates change, causing the current market value of debt securities at any time to fluctuate. The value of the Fund’s debt securities portfolio may decline when market interest rates rise. The Fund, being able to invest without restriction in future interest and principal of U. S. government securities, commonly known as “zero coupon” bonds, would be primarily sensitive to and affected by interest rate risk, if so invested. Zero coupon bonds move substantially more than a corresponding coupon-paying bond of the same maturity, as interest rates fluctuate.

Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Growth Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Cash Investments. The Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its capital appreciation objective.

Small- or Micro-Cap Investing. The value of securities of smaller, less well-known issuers can be substantially more volatile than that of larger issuers.

Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.

Maturity Risk. The longer the maturity of a debt security the more its value fluctuates with changes in interest rates. When interest rates rise, you can expect the value of long-term bonds to fall more than those of short-term bonds.

Credit Risk. There is a risk that the issuer of a debt security may become insolvent and unable to meet interest payments or to repay principal at maturity, and that defaulted bonds may remain in default, resulting in no repayment to the holder at maturity. Various credit rating firms many times rate debt securities, and the lowering of such ratings can cause the value of the debt securities to decline.

		Foreign Investing Risk. Foreign stocks may underperform or be more volatile than U.S. stocks. Risks related to investments in foreign securities include: currency exchange rate fluctuation; less public information; less stringent regulatory standards; and lack of uniform accounting, auditing and financial reporting standards.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund before and after tax is not necessarily an indication of how it will perform in the future. Current performance of the Fund may be lower or higher than the performance quoted below. Updated performance information may be obtained by calling (800) 872-7823.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 872-7823
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund before and after tax is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return For Periods Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 29.90% during the quarter ended June 30, 2003 and the lowest return for a quarter was -13.90% during the quarter ended September 30, 2008. The Fund’s year to date return as of September 30, 2012 was 6.19%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
BRUCE FUND | BRUCE FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.56%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
2002	rr_AnnualReturn2002	9.23%
2003	rr_AnnualReturn2003	66.81%
2004	rr_AnnualReturn2004	57.19%
2005	rr_AnnualReturn2005	7.69%
2006	rr_AnnualReturn2006	17.72%
2007	rr_AnnualReturn2007	(5.13%)
2008	rr_AnnualReturn2008	(27.27%)
2009	rr_AnnualReturn2009	32.26%
2010	rr_AnnualReturn2010	23.95%
2011	rr_AnnualReturn2011	7.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.90%)
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	15.98%
BRUCE FUND | Return After Taxes on Distributions | BRUCE FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.04%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	13.99%
BRUCE FUND | Return After Taxes on Distributions and Sale of Fund Shares | BRUCE FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	13.12%
BRUCE FUND | S&P 500 Stock Index (reflects no deduction for fees)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%

[1]	Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.